Unaudited Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) (Parentheticals) - $ / shares	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Income Statement [Abstract]
Earnings (loss) per ordinary share - diluted	$ 0.002	$ 0.027
Weighted average shares - diluted	12,425,319	10,666,906